Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other assets [abstract]
Net defined benefit assets	€ 783	€ 725
Investment properties	26	20
Property development and obtained from foreclosures	52	72
Accrued Assets	798	781
Amounts to be settled	2,424	2,215
Other	1,914	2,079
Other assets total	€ 5,996	€ 5,893